Interim Condensed Conolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,088)	$ (970)	$ (3,694)	$ (2,383)	$ (4,667)	$ (1,829)	$ (524)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	22	16	39	27	66	6	5
Share based compensation	556	155	635	837	1,107	27	25
Loss (Profit) from exchange differences on cash and cash equivalents	(16)	12	(4)	(84)	(85)	5
Other non-cash items	(56)	(25)	(56)	14	4	(10)	1
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Accounts receivables	(49)	(14)	(43)	(4)	5	68	(85)
Inventory	200	(177)	99	(302)	693	(819)	(25)
Other current assets	(404)	(201)	(509)	(254)	(270)	(16)	(62)
Accounts payables	(189)	128	224	133	44	16
Contract fulfilment assets	(140)		(380)		(1,130)
Contract liabilities	(126)	126	537	170	346	302	192
Accrued compensation expenses	140	60	60	36	72	166	(13)
Medigus	14	(95)	60	(111)	(15)	(73)
Other accrued expenses	(144)	(155)	(22)	(356)	(357)	358	32
Net cash flows used in operating activities	(2,280)	(1,140)	(3,054)	(2,277)	(4,187)	(1,799)	(454)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(53)	(36)	(170)	(221)	(276)	(52)
Change in severance pay asset						(3)	4
Net cash flows used in investing activities	(53)	(36)	(170)	(221)	(276)	(55)	4
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	9,618	1,949	19,118	2,858	2,858
Loan repayment to Medigus				(81)
Proceeds from exercise of warrants	1,723		2,504		1,729
Repayment of loan from Parent Company					(81)
Transfer from Parent Company						514	450
Sale of assets to Parent Company						168
Capital contribution from Parent Company						720
Loan from Parent Company						500
Cash obtained in connection with Recapitalization Transaction						3,202
Net cash flows provided by financing activities	11,341	1,949	21,622	2,777	4,506	5,104	450
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,008	773	18,398	279	43	3,250
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	12,751	2,847	3,373	3,245	3,245
PROFIT (LOSS) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	16	(12)	4	84	85	(5)
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	21,775	3,608	21,775	3,608	3,373	3,245
Non cash activities
Medigus loan settled against Medigus receivable				41	41
Conversion of a loan from Medigus		381		381	$ 381
Assets acquired (liabilities assumed):
Current assets excluding cash and cash equivalents
Current liabilities						(73)
Recapitalization Transaction costs						(89)
Reverse recapitalization effect on equity						(3,040)
Cash obtained in connection with Recapitalization Transaction						$ 3,202
Issuance expenses	$ 45		$ 45